Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments [Table Text Block]
Investments accounted for using the equity method consist of:

	December 31,
	2014	2013
	(Millions)
Appalachia Midstream Investments (2)	$3,033	$—
Delaware Basin gas gathering system – 50% (2)	1,478	—
UEOM – 49% (2)	1,411	—
Discovery – 60% (1)	602	527
Laurel Mountain – 69% (1)	459	481
OPPL – 50%	453	452
Caiman II – 58% (1)	432	256
Gulfstream – 50%	317	333
Other	214	138
	$8,399	$2,187
____________

(1)
We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

(2)
These are Pre-merger ACMP investments. The Appalachia Midstream Investments include investments in 11 different gathering systems in the Marcellus Shale. Ownership interests range from 33.75 percent to 67.50 percent, resulting in an overall approximate average interest of 45 percent. For those investments where we own in excess of 50 percent, we apply the equity-method of accounting due to the significant participation rights of our partners such that we do not control. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)

Contributions [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Caiman II	$175	$192	$69
Discovery	106	193	169
Appalachia Midstream Investments	84	—	—
UEOM	57	—	—
Delaware Basin gas gathering system	20	—	—
Laurel Mountain	12	42	174

Dividends and distributions [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Appalachia Midstream Investments	$120	$—	$—
Gulfstream	81	81	78
Laurel Mountain	39	—	—
Discovery	36	12	21
OPPL	27	27	28
Aux Sable Liquid Products L.P.	15	20	28

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2014	2013
	(Millions)
Assets (liabilities):
Current assets	$599	$412
Noncurrent assets	9,135	5,956
Current liabilities	(850)	(264)
Noncurrent liabilities	(954)	(1,305)

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Gross revenue	$1,623	$1,333	$1,213
Operating income	534	367	378
Net income	460	291	309